Income Taxes - Components of Deferred Income Tax (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Net operating loss (NOL) carryforwards	$ 107	$ 96
Lease liabilities	236	230
Asset retirement obligation	51	45
Other	83	84
Total deferred tax assets	477	455
Less valuation allowance	(94)	(90)
Net deferred tax assets	383	365
Deferred tax liabilities
Property, plant and equipment	391	284
Licenses/intangibles	256	230
Partnership investments	143	131
Lease assets	215	206
Other	11	21
Total deferred tax liabilities	1,016	872
Net deferred income tax liability	$ 633	$ 507